Government Grants (Details) - Schedule of research and development - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Projects
Rapid detection of antibody-based pathogens	$ 42,055	$ 102,780	$ 91,461
Multi-marker test for the early detection of pancreatic cancer	108,999	196,217	100,591
Microarray based on nucleic acid detection for respiratory pathogens			5,995
Genetically based rapid detection of respiratory tract infections			26,087
Total research and development projects	$ 151,054	$ 298,997	$ 224,134